Quarterly Report
January 31, 2022
MFS®  Inflation-Adjusted
Bond Fund
IAB-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.7%
Asset-Backed & Securitized – 5.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)	$14,840,925	$1,060,132
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	5,010,500	4,982,256
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.791% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	2,272,391	2,272,850
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 1.509% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	4,288,500	4,246,130
AREIT 2022-CRE6 Trust, “AS”, FLR, 1.75% (SOFR - 30 day + 1.65%), 11/17/2024 (n)	6,662,500	6,662,500
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.307%, 7/15/2054 (i)	13,387,519	1,240,121
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.637%, 2/15/2054 (i)	8,148,486	936,692
BDS 2021-FL9 Ltd., “A”, 1.174%, 11/16/2038 (n)	3,870,500	3,861,075
Benchmark 2019-B10 Mortgage Trust, “A4”, 3.717%, 3/15/2062	2,400,000	2,587,636
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.276%, 2/15/2054 (i)	25,550,520	2,224,551
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.154%, 3/15/2054 (i)	15,498,078	1,236,489
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	27,558,605	1,752,923
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)	21,073,512	1,929,259
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.29%, 8/15/2054 (i)	25,555,523	2,353,255
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.048%, 9/15/2054 (i)(n)	29,426,080	2,141,398
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 1.589% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	3,056,500	3,056,500
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.409% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	4,000,000	3,975,036
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053	2,972,000	3,055,881
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,302,897	2,373,690
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	544,612	515,590
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.334%, 2/15/2054 (i)	19,663,570	1,883,990
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.052%, 6/15/2064 (i)	8,451,855	650,876
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	2,190,172	2,310,242
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.143% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,331,195	1,332,252
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 1.759% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	5,302,000	5,303,622
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.748% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	3,382,623	3,396,772
MF1 2020-FL4 Ltd., “A”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	2,577,500	2,586,266
MF1 2021-FL5 Ltd., “B”, FLR, 1.62% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	5,757,000	5,699,477
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	467,871	496,194
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.3%, 5/15/2054 (i)	10,288,017	928,250
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.237%, 6/15/2054 (i)	13,007,564	1,066,057
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.106%, 10/15/2054 (i)	52,691,710	4,076,468
Oaktree CLO 2015-1A Ltd., “A1R”, FLR, 1.001% (LIBOR - 3mo. + 0.87%), 10/20/2027 (n)	868,240	867,808
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 1.51% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,847,360	1,848,890
PFP III 2021-8 Ltd., “AS”, FLR, 1.358% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	3,622,500	3,607,032
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.301% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	2,769,780	2,754,780
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.601% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	849,500	841,599
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.441% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,866,629	2,866,741
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,533,375	1,622,803
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.556%, 8/15/2054 (i)	9,568,631	1,086,388
		$97,690,471
Automotive – 0.7%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$800,000	$807,211
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,110,000	1,121,345
Hyundai Capital America, 0.8%, 1/08/2024 (n)	2,925,000	2,860,846
Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023 (n)	7,310,000	7,201,266
		$11,990,668
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$1,438,000	$1,489,955
Industrial Revenue - Other – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$268,000	$269,100
Howard University, Washington D.C., 2.801%, 10/01/2023	295,000	296,976
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	325,000	326,906

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial Revenue - Other – continued
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$402,000	$400,884
		$1,293,866
Major Banks – 0.2%
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	$4,000,000	$3,869,737
Medical & Health Technology & Services – 0.2%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$2,421,000	$2,784,142
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	747,000	856,357
		$3,640,499
Mortgage-Backed – 0.7%
Freddie Mac, 1.798%, 4/25/2030 (i)	$3,519,182	$468,479
Freddie Mac, 1.662%, 5/25/2030 (i)	6,326,494	785,547
Freddie Mac, 1.17%, 9/25/2030 (i)	3,529,812	321,392
Freddie Mac, 0.33%, 1/25/2031 (i)	29,843,211	755,311
Freddie Mac, 0.781%, 1/25/2031 (i)	11,388,256	731,629
Freddie Mac, 0.936%, 1/25/2031 (i)	8,529,316	647,774
Freddie Mac, 0.529%, 3/25/2031 (i)	36,634,943	1,513,346
Freddie Mac, 1.224%, 5/25/2031 (i)	4,421,663	447,097
Freddie Mac, 0.938%, 7/25/2031 (i)	7,521,262	604,208
Freddie Mac, 0.536%, 9/25/2031 (i)	32,486,236	1,548,557
Freddie Mac, 0.855%, 9/25/2031 (i)	9,783,880	721,073
Freddie Mac, 0.349%, 11/25/2031 (i)	49,721,062	1,619,246
Freddie Mac, 0.498%, 12/25/2031 (i)	50,485,813	2,174,439
Freddie Mac, 0.567%, 12/25/2031 (i)	8,215,224	403,354
		$12,741,452
Municipals – 1.8%
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	$1,310,000	$1,315,456
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039	410,000	520,629
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	262,000	262,838
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	523,000	524,616
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	392,000	393,137
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026	915,000	923,515
Colorado Health Facilities Authority Rev. (Covenant Living Communities and Services), “B”, 2.8%, 12/01/2026	985,000	1,000,782
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046	3,040,000	3,089,695
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	340,000	345,629
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037	7,720,000	7,652,752
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	4,200,000	4,384,469
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	951,269	956,650
Michigan Finance Authority, 2021-1, “A1A”, 1.3%, 7/25/2061	4,340,589	4,221,465
New Jersey Turnpike Authority, Turnpike Rev., “B”, 1.047%, 1/01/2026	745,000	722,124
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,925,000	2,410,079
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 2.195%, 12/01/2039	190,000	185,541
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,910,000	1,918,302
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	1,020,000	1,010,695
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	835,000	820,971
		$32,659,345
U.S. Treasury Inflation Protected Securities – 90.4%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$81,365,669	$91,471,222
U.S. Treasury Bonds, 2%, 1/15/2026	80,672,843	91,683,426
U.S. Treasury Bonds, 2.375%, 1/15/2027	14,394,652	17,044,449
U.S. Treasury Bonds, 1.75%, 1/15/2028	16,434,328	19,249,991
U.S. Treasury Bonds, 3.625%, 4/15/2028	48,562,809	63,026,369
U.S. Treasury Bonds, 3.375%, 4/15/2032	8,462,124	12,210,415
U.S. Treasury Bonds, 2.125%, 2/15/2040	7,525,496	10,928,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.125%, 2/15/2041	$18,993,877	$27,779,040
U.S. Treasury Bonds, 0.75%, 2/15/2042	60,312,792	71,642,644
U.S. Treasury Bonds, 0.625%, 2/15/2043	37,074,563	43,180,763
U.S. Treasury Bonds, 1.375%, 2/15/2044	4,565,311	6,117,279
U.S. Treasury Bonds, 0.75%, 2/15/2045	22,911,580	27,483,752
U.S. Treasury Bonds, 1%, 2/15/2048	15,655,975	20,344,205
U.S. Treasury Bonds, 0.25%, 2/15/2050	59,002,443	65,427,410
U.S. Treasury Bonds, 0.125%, 2/15/2051	23,444,276	25,291,734
U.S. Treasury Notes, 0.5%, 4/15/2024	128,722,812	135,764,855
U.S. Treasury Notes, 0.125%, 7/15/2024	158,913,071	167,535,347
U.S. Treasury Notes, 0.25%, 1/15/2025	128,856,168	136,378,650
U.S. Treasury Notes, 0.375%, 7/15/2025	89,379,714	95,658,988
U.S. Treasury Notes, 0.625%, 1/15/2026	60,561,984	65,390,383
U.S. Treasury Notes, 0.125%, 7/15/2026	10,484,742	11,177,922
U.S. Treasury Notes, 0.375%, 1/15/2027	15,416,275	16,636,027
U.S. Treasury Notes, 0.375%, 7/15/2027	32,652,416	35,466,774
U.S. Treasury Notes, 0.5%, 1/15/2028	21,298,025	23,270,172
U.S. Treasury Notes, 0.75%, 7/15/2028	9,411,965	10,516,033
U.S. Treasury Notes, 0.875%, 1/15/2029	26,961,160	30,441,185
U.S. Treasury Notes, 0.125%, 7/15/2030	59,109,462	64,206,114
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)	215,578,958	233,903,169
		$1,619,226,848
Total Bonds		$1,784,602,841
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.06% (v)	4,603,439	$4,603,439

Other Assets, Less Liabilities – 0.1%		1,244,854
Net Assets – 100.0%		$1,790,451,134
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,603,439 and $1,784,602,841, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $70,697,273, representing 3.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.301% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/21	$2,769,780	$2,754,780
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.601% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/21	849,500	841,599
Total Restricted Securities			$3,596,379
% of Net assets			0.2%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	98	$15,251,250	March – 2022	$12,776
U.S. Treasury Note 10 yr	Short	USD	698	89,322,188	March – 2022	1,470,086
						$1,482,862
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	139	$19,853,109	March – 2022	$(130,680)
At January 31, 2022, the fund had liquid securities with an aggregate value of $1,879,066 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,619,226,848	$—	$1,619,226,848
Municipal Bonds	—	32,659,345	—	32,659,345
U.S. Corporate Bonds	—	15,083,459	—	15,083,459
Residential Mortgage-Backed Securities	—	12,741,452	—	12,741,452
Commercial Mortgage-Backed Securities	—	62,059,331	—	62,059,331
Asset-Backed Securities (including CDOs)	—	35,631,140	—	35,631,140
Foreign Bonds	—	7,201,266	—	7,201,266
Mutual Funds	4,603,439	—	—	4,603,439
Total	$4,603,439	$1,784,602,841	$—	$1,789,206,280
Other Financial Instruments
Futures Contracts – Assets	$1,482,862	$—	$—	$1,482,862
Futures Contracts – Liabilities	(130,680)	—	—	(130,680)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,816,214	$204,615,457	$204,828,233	$—	$1	$4,603,439
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,856	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.